Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests		¥ 552,555	¥ 780,098	[1]
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investment securities	[2]	(74,345)	247,454
Net debt valuation adjustments		(2,226)	(5,779)
Net unrealized losses on derivatives qualifying for cash flow hedges		(6,843)	(626)
Defined benefit plans		16,495	24,609
Foreign currency translation adjustments		25,649	(35,925)
Total		(41,270)	229,733
Comprehensive income		511,285	1,009,831
Net loss attributable to noncontrolling interests		(696)	(10,606)
Other comprehensive income (loss) attributable to noncontrolling interests		6,043	(3,586)
Comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ 505,938	¥ 1,024,023

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.
[2]	Included unrealized gains (losses) related to only debt securities in six months ended on September 30, 2018.